Cash flow information (Details 1) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Cash Flow Information [Abstract]
Investment properties	$ (6,817)
Property, plant and equipment	(43,405)	3,448
Intangible assets	(9,627)	38
Investments in associates and joint ventures	(568)	(149)
Deferred income tax	(188)	107
Trade and other receivables	(18,474)	1,190
Investment in financial assets	(4,428)
Derivative financial instruments	(36)
Inventories	(9,173)
Restricted assets	(142)
Financial assets held for sale
Trade and other payables	35,612	(1,847)
Salaries and social security liabilities	3,717	(298)
Borrowings	32,748	(1,329)
Provisions	672	4
Income tax and MPIT liabilities	11	2
Deferred income tax liabilities	4,350
Employee benefits	1,951	(95)
Net amount of non-cash assets incorporated / held for sale	(13,797)	1,071
Cash and cash equivalents	(8,641)	302
Non-controlling interest	11,402	81
Goodwill	115	(52)
Net amount of assets incorporated / held for sale	(10,921)	1,402
Interest held before acquisition	(734)	135
Seller financing	(59)
Foreign exchange losses	333
Fair value of interest held before business combination	(793)
Cash and cash equivalents incorporated / held for sale		(302)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ (12,174)	$ 1,235